RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 9 — RELATED PARTIES

a.	Related parties include the Controlling Shareholder and companies under his control, the Board of Directors and the Executive Officers of the Company and the Parent Company.

b.	As to bonus to Executive Officers, see note 5d.

c.	As to options granted to Executive Officers, see note 7b2a.

d.	In July 2017, the Company granted to several Executive Officers of the Parent company 54,144 option to purchase ordinary shares at an exercise price of $5.57 per share. See note 7b2b.

e.	On December 31, 2015, a related company (wholly owned by the Company’s Controlling Shareholder) transferred an in-process research and development product candidate (hereafter — the product) to the Company, together with a collaboration agreement with third party to research, develop and manufacture the product, in consideration of $431. This was considered a transaction between entities under common control and thus it was recorded on historical cost basis and therefore the Company recognized the consideration of $431 as a research and development expense in 2015. The amount was paid to the related company during 2015 by utilizing a loan from the Controlling Shareholder.

f.
On August 22, 2017, a related company (wholly owned by the Company’s controlling shareholder)  transferred an in-process research and development product candidate (hereafter - the Product) to the Company, together with a collaboration agreement with third party to research, develop and manufacture the Product, in consideration of  2 shares. This was considered a transaction between entities under common control and thus it was recorded on historical cost basis and therefore the Company recognized an amount of $6,232 as a research and development expense in 2017.